Schedule of Investments (unaudited)	iShares® MSCI USA Quality Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Huntington Ingalls Industries Inc.	127,308	$25,809,151
Lockheed Martin Corp.	1,244,368	413,528,374
		439,337,525
Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	407,808	39,553,298
Expeditors International of Washington Inc.	609,444	75,120,067
		114,673,365
Banks — 0.7%
SVB Financial Group(a)(b)	252,638	181,242,501

Beverages — 0.7%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	20,649	10,169,219
Brown-Forman Corp., Class B, NVS	717,392	48,703,743
Monster Beverage Corp.(a)	1,179,111	100,224,435
		159,097,397
Biotechnology — 1.5%
Amgen Inc.	885,182	183,206,118
Biogen Inc.(a)	244,381	65,171,525
Regeneron Pharmaceuticals Inc.(a)	167,637	107,277,622
		355,655,265
Building Products — 0.3%
A O Smith Corp.	446,215	32,604,930
Allegion PLC	286,682	36,781,301
		69,386,231
Capital Markets — 6.1%
Ameriprise Financial Inc.	618,485	186,862,873
BlackRock Inc.(c)	779,638	735,557,267
FactSet Research Systems Inc.	221,323	98,243,066
MarketAxess Holdings Inc.	247,047	100,960,698
SEI Investments Co.	734,916	46,329,105
T Rowe Price Group Inc.	1,482,999	321,632,823
		1,489,585,832
Chemicals — 2.1%
Air Products & Chemicals Inc.	517,094	155,029,952
Celanese Corp.	284,736	45,987,712
PPG Industries Inc.	585,519	94,016,786
Sherwin-Williams Co. (The)	709,002	224,477,123
		519,511,573
Commercial Services & Supplies — 0.6%
Copart Inc.(a)	712,760	110,684,500
Rollins Inc.	742,172	26,146,720
		136,831,220
Communications Equipment — 1.4%
Cisco Systems Inc.	5,983,676	334,906,346

Construction Materials — 0.2%
Martin Marietta Materials Inc.	149,447	58,708,759

Containers & Packaging — 0.2%
Avery Dennison Corp.	234,505	51,056,429

Distributors — 0.5%
Pool Corp.	253,854	130,775,427

Electric Utilities — 1.1%
Alliant Energy Corp.	4,866,968	275,324,380

Security	Shares	Value

Electrical Equipment — 0.7%
Rockwell Automation Inc.	539,169	$172,210,579

Energy Equipment & Services — 0.4%
Baker Hughes Co.	4,011,253	100,602,225

Entertainment — 1.1%
Activision Blizzard Inc.	1,594,381	124,664,650
Electronic Arts Inc.	659,332	92,471,313
Take-Two Interactive Software Inc.(a)(b)	248,974	45,064,294
		262,200,257
Equity Real Estate Investment Trusts (REITs) — 2.5%
AvalonBay Communities Inc.	262,330	62,088,265
Duke Realty Corp.	699,135	39,319,352
Equity Residential	613,976	53,047,527
Essex Property Trust Inc.	115,090	39,122,544
Prologis Inc.	1,429,166	207,171,903
Public Storage.	407,279	135,289,938
Realty Income Corp.	665,277	47,520,736
VICI Properties Inc.	899,826	26,409,893
		609,970,158
Food & Staples Retailing — 4.3%
Costco Wholesale Corp.	1,115,470	548,298,124
Walmart Inc.	3,362,818	502,472,265
		1,050,770,389
Food Products — 0.4%
Hershey Co. (The)	580,197	101,737,544

Gas Utilities — 1.1%
Atmos Energy Corp.	2,848,283	262,383,830

Health Care Equipment & Supplies — 1.8%
ABIOMED Inc.(a)	60,279	20,015,039
Align Technology Inc.(a)	133,480	83,340,908
Cooper Companies Inc. (The)	82,083	34,222,044
Edwards Lifesciences Corp.(a)	854,158	102,345,212
IDEXX Laboratories Inc.(a)	210,573	140,271,098
ResMed Inc.	206,813	54,373,206
		434,567,507
Health Care Providers & Services — 2.6%
Henry Schein Inc.(a)(b)	182,892	13,963,804
UnitedHealth Group Inc.	1,344,619	619,156,711
		633,120,515
Health Care Technology — 0.2%
Veeva Systems Inc., Class A(a)(b)	188,182	59,655,576

Household Durables — 1.8%
DR Horton Inc.	1,767,001	157,740,179
Garmin Ltd.	793,603	113,961,391
NVR Inc.(a)	18,692	91,493,602
PulteGroup Inc.	1,313,001	63,129,088
		426,324,260
Household Products — 0.5%
Church & Dwight Co. Inc.	548,890	47,951,030
Clorox Co. (The)	379,098	61,796,765
		109,747,795
Industrial Conglomerates — 1.4%
3M Co.	1,942,731	347,127,175

Insurance — 4.4%
Aflac Inc.	3,438,970	184,569,520

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Quality Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Aon PLC, Class A	1,190,677	$380,921,386
Erie Indemnity Co., Class A, NVS	148,068	30,473,875
Fidelity National Financial Inc.	1,366,408	65,464,607
Globe Life Inc.	475,324	42,313,342
Progressive Corp. (The)	3,874,411	367,604,116
		1,071,346,846
Interactive Media & Services — 9.5%
Alphabet Inc., Class A(a)	218,056	645,646,371
Alphabet Inc., Class C, NVS(a)	213,805	634,019,485
Meta Platforms Inc, Class A(a)	3,155,503	1,021,026,106
		2,300,691,962
Internet & Direct Marketing Retail — 1.2%
eBay Inc.	3,769,490	289,195,273

IT Services — 6.8%
Accenture PLC, Class A	980,179	351,678,423
Automatic Data Processing Inc.	733,281	164,614,252
Jack Henry & Associates Inc.	107,407	17,881,117
Mastercard Inc., Class A	1,662,036	557,646,319
Paychex Inc.	524,506	64,661,100
Visa Inc., Class A	2,316,545	490,574,734
		1,647,055,945
Life Sciences Tools & Services — 0.4%
Agilent Technologies Inc.	395,761	62,328,400
West Pharmaceutical Services Inc.	108,410	46,603,291
		108,931,691
Machinery — 1.1%
Illinois Tool Works Inc.	1,133,608	258,315,255

Media — 0.5%
Fox Corp., Class A, NVS	678,427	26,960,689
Fox Corp., Class B.	312,941	11,566,299
Interpublic Group of Companies Inc. (The)	723,933	26,474,230
Omnicom Group Inc.	393,981	26,822,227
ViacomCBS Inc., Class B, NVS.	984,968	35,675,541
		127,498,986
Multiline Retail — 2.7%
Target Corp.	2,532,734	657,548,401

Oil, Gas & Consumable Fuels — 2.0%
Kinder Morgan Inc.	12,541,980	210,078,165
Marathon Petroleum Corp.	4,058,058	267,547,764
		477,625,929
Pharmaceuticals — 6.5%
Eli Lilly & Co.	1,510,042	384,698,300
Johnson & Johnson	4,091,210	666,376,285
Merck & Co. Inc.	4,347,658	382,811,287
Zoetis Inc.	657,391	142,127,934
		1,576,013,806
Professional Services — 0.2%
Robert Half International Inc.	367,211	41,520,548

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	722,471	75,194,782

Road & Rail — 0.4%
Old Dominion Freight Line Inc.	316,082	107,894,591

Semiconductors & Semiconductor Equipment — 8.2%
Applied Materials Inc.	1,260,855	172,295,836

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	5,713,332	$279,953,268
KLA Corp.	251,116	93,606,000
Lam Research Corp.	227,110	127,992,383
Monolithic Power Systems Inc.	57,124	30,016,377
NVIDIA Corp.	3,274,170	837,107,044
Skyworks Solutions Inc.	242,331	40,500,780
Teradyne Inc.	258,490	35,733,657
Texas Instruments Inc.	1,700,942	318,892,606
Xilinx Inc.	330,179	59,432,220
		1,995,530,171
Software — 8.2%
Adobe Inc.(a)(b)	775,764	504,525,875
Autodesk Inc.(a)(b)	273,971	87,015,929
Bentley Systems Inc., Class B(b)	278,818	16,492,085
Cadence Design Systems Inc.(a)	401,244	69,459,349
Fair Isaac Corp.(a)	50,732	20,201,482
Fortinet Inc.(a)(b)	217,722	73,228,618
Intuit Inc.	343,571	215,072,010
Microsoft Corp.	2,930,461	971,799,477
Paycom Software Inc.(a)	67,497	36,978,231
		1,994,773,056
Specialty Retail — 1.2%
Best Buy Co. Inc.	1,313,681	160,584,365
Tractor Supply Co.	592,794	128,737,073
		289,321,438
Technology Hardware, Storage & Peripherals — 3.6%
Apple Inc.	5,690,123	852,380,425
Seagate Technology Holdings PLC	349,682	31,146,176
		883,526,601
Textiles, Apparel & Luxury Goods — 5.2%
Lululemon Athletica Inc.(a)(b)	656,639	306,000,341
Nike Inc., Class B.	5,697,877	953,197,843
		1,259,198,184
Trading Companies & Distributors — 0.8%
Fastenal Co.	2,201,101	125,638,845
WW Grainger Inc.	170,528	78,973,222
		204,612,067
Total Common Stocks — 99.7%
(Cost: $18,747,455,370)		24,252,305,592

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	47,509,307	47,533,061
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	42,650,000	42,650,000
		90,183,061
Total Short-Term Investments — 0.4%
(Cost: $90,181,096)		90,183,061

Total Investments in Securities — 100.1%
(Cost: $18,837,636,466)		24,342,488,653

Other Assets, Less Liabilities — (0.1)%		(34,204,914)

Net Assets — 100.0%		$24,308,283,739

(a)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Quality Factor ETF
October 31, 2021

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares.	$14,398,626	$33,134,436	(a)	$—		$—	$(1)	$47,533,061	47,509,307	$11,705	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares.	52,210,000	—		(9,560,000	)(a)	—	—	42,650,000	42,650,000	638		—
BlackRock Inc.	687,148,110	43,537,685		(53,147,989)		26,221,393	31,798,068	735,557,267	779,638	3,421,428		—
						$26,221,393	$31,798,067	$825,740,328		$3,433,771		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	233	12/17/21	$53,555	$1,488,158

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Quality Factor ETF
October 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$24,252,305,592	$—	$—	$24,252,305,592
Money Market Funds	90,183,061	—	—	90,183,061
	$24,342,488,653	$—	$—	$24,342,488,653
Derivative financial instruments(a)
Assets
Futures Contracts	$1,488,158	$—	$—	$1,488,158

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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